Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Schedule of Employee Benefit Expenses

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Share-based compensation expenses (Note 22)	5,535	57,863	45,598
Wages, salaries and bonuses	19,527	56,122	84,356
Welfare expenses	520	4,820	12,191
Housing funds	690	1,368	1,674
Contributions to defined benefit plan (i, Note 27(d))	971	—	—
	27,243	120,173	143,819

(i)
The defined benefit plan was established in 2018 for one founder and subsequently terminated in 2020. The aggregate value of the benefits under this plan was fully funded and rolled over into an individual retirement account for the benefit of the founder. The Group does not have any further obligations with respect to such plan and is no longer subject to actuarial risk and investment risk.

Employee benefit expenses were charged in the following line items in the consolidated statements of loss:

	Year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Research and development expenses	18,405	68,225	80,030
Administrative expenses	8,838	51,948	63,789
	27,243	120,173	143,819